Statement of Shareholders' Equity (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Transactions, Parenthetical Disclosures [Abstract]
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax	$ 1,015	$ 924
Other Comprehensive Income Loss Foreign Currency Translation Adjustment Tax	0	0
Accumulated Other Comprehensive Income Loss Cumulative Changes In Net Gain Loss From Cash Flow Hedges Effect Net Of Tax	2	2
Accumulated Other Comprehensive Income Loss Cumulative Deferred Tax Changes In Net Gain Loss From Cash Flow Hedges	1	1
Accumulated Other Comprehensive Income Loss Available For Sale Securities Adjustment Net Of Tax	25	30
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	6	0
Translation Adjustment For Net Investment Hedge Net Of Tax	64	64
Other Comprehensive Income Loss Foreign Currency Transaction And Translation Adjustment Net Of Tax	64	64
Retained Earnings Appropriated	$ 556	$ 305